COMPREHENSIVE INCOME (LOSS) - Schedule of Total Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Comprehensive Income Net Of Tax [Abstract]
Net loss	$ (5,828)	$ (23,676)	$ (3,913)
Other comprehensive income (loss)
Net change in foreign currency translation	(3,726)	1,560	529
Comprehensive loss	$ (9,554)	$ (22,116)	$ (3,384)